Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($) $ in Thousands	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Schedule of Other Non-Current Assets [Abstract]
Collateral associated with workers’ compensation insurance		$ 5,570	$ 6,027
Other non-current assets		22	1,762
Total	$ 4,761	$ 5,592	$ 7,789